Offerings - Offering: 1	Jun. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2031
Amount Registered	550,000,000
Maximum Aggregate Offering Price	$ 549,785,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,925.38
Offering Note

(1)
This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form    S-3 (File No. 333-285483) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.